Related Party Transactions (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Related Party Transactions [Abstract]
Cost of related party	$ 15,600
Reverse recapitalization balance	15,600
Reveres recapitalization eliminated	$ 15,600